EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 15. EARNINGS PER SHARE
Basic earnings per share of Class A Common Stock is computed by dividing net income attributable to DMS Inc. by the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted earnings per share of Class A Common Stock is computed by dividing net income attributable to DMS Inc. adjusted for the income effects of dilutive instruments by the weighted-average number of shares of Class A Common Stock outstanding adjusted to give effect to potentially dilutive elements.
Prior to the Business Combination, the membership structure of DMSH included units which had profit interests. The Company analyzed the calculation of earnings per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. Therefore, the basic and diluted earnings (loss) per share for the year ended December 31, 2020 represent only the period of July 15, 2020 to December 31, 2020.
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings (loss) per share of Class A Common Stock:
	Years Ended December 31,
	2021	2020
Numerator:
Net income (loss)	$6,193	$(13,714)
Net income (loss) attributable to DMSH prior to the Business Combination	—	(1,345)
Net income (loss) attributable to non-controlling interest	3,991	(5,018)
Net income (loss) attributable to Digital Media Solutions, Inc. - basic and diluted	$2,202	$ (7,351)
Denominator:
Weighted average shares - basic	$35,249	$32,335
Add: dilutive effects of employee equity awards	389	—
Add: dilutive effects of public warrants	126	—
Weighted average shares - diluted	$35,764	$32,335

Net earnings (loss) per common share:
Basic	$0.06	$(0.23)
Diluted	$0.06	$(0.23)
Shares of the Company’s Class B Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate basic and diluted earnings per share of Class B Common Stock under the two-class method has not been presented.
For the year ended December 31, 2021, the Company excluded $25.7 million shares of Class B Common Stock, $4 million Private warrants, $1.9 million shares of restrictive stock units and stock options, contingent and deferred considerations issued in connection with the Aramis, Aimtell, PushPros and Crisp Results acquisition and the DMSH Units issued in the SmarterChaos acquisition, as their effect would have been anti-dilutive. At December 31, 2020, the Company excluded 26.0 million shares of Class B Common Stock, 14.0 million Public and Private warrants, 1.8 million shares of restrictive stock units and stock options, and the DMSH Units issued in the SmarterChaos acquisition as their effect would have been anti-dilutive.
For the year ended December 31, 2021, the Company excluded contingent consideration issued in connection with Aramis, Aimtell, PushPros and Crisp Results acquisitions, which is payable in DMS common stock at the Company’s option, as the necessary conditions to pay such consideration had not been satisfied by the end of the period.